Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Voyage and vessel expenses	$ 177,868	$ 168,120
Interest	64,362	66,110
Payroll and benefits and other	70,904	88,239
Deferred revenues and gains - current	78,766	76,883
Loans from affiliates	11,785	12,426
Liabilities associated with assets held for sale	0	500
Accrued Liabilities	$ 403,685	$ 412,278